LEASES - Schedule of Future Minimum Lease Payments Under Operating Leases (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Operating Lease Liabilities, Payments Due [Abstract]
2020 (excluding the nine months ended September 30, 2020)	$ 30
2021	105
2022	76
2023	59
2024	41
2025 and thereafter	120
Total future minimum lease payments	431
Less: Interest	43
Operating lease liabilities	$ 388	$ 449